UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment /X/; Amendment Number: 1

      This Amendment (Check only one): /X/ is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, November 14, 2007
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  45
                                               ------------

Form 13F Information Table Value Total:        $    676,190
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ALCAN INC                    COM        013716105  17,374    173,600  SH             OTHER         1          0       173,600   0

AMCOMP INC                   COM        02342J101  10,749  1,138,706  SH             OTHER         1          0     1,138,706   0

AMERICA SVC GROUP INC        COM        02364L109     676     59,584  SH             OTHER         1          0        59,584   0

APPLEBEES INTL INC           COM        037899101   8,107    325,811  SH             OTHER         1          0       325,811   0

ARCHSTONE SMITH TR           COM        039583109  13,953    232,000  SH             OTHER         1          0       232,000   0

ARGO GROUP INTL HLDGS LTD    COM        G0464B107  14,323    329,176  SH             OTHER         1          0       329,176   0

ARROW INTL INC               COM        042764100     991     21,775  SH             OTHER         1          0        21,775   0

BELL INDS INC                COM        078107109   1,187    565,099  SH             OTHER         1          0       565,099   0

BELO CORP                    COM SER A  080555105  17,820  1,026,500  SH             OTHER         1          0     1,026,500   0

BOWATER INC                  COM        102183100     492     33,000  SH             OTHER         1          0        33,000   0

CATALINA MARKETING CORP      COM        148867104  40,567  1,252,500  SH             OTHER         1          0     1,252,500   0

CERIDIAN CORP NEW            COM        156779100  12,565  2,049,500  SH             OTHER         1          0     2,049,500   0

CHECKFREE CORP NEW           COM        162813109   2,834     60,890  SH             OTHER         1          0        60,890   0

CONSECO INC                  COM NEW    208464883     189     11,800  SH             OTHER         1          0        11,800   0

COVIDIEN LTD                 COM        G2552X108   3,231     77,850  SH             OTHER         1          0        77,850   0

CYTYC CORP                   COM        232946103  24,035    504,400  SH             OTHER         1          0       504,400   0

DATASCOPE CORP               COM        238113104     260      7,700  SH             OTHER         1          0         7,700   0

ECI TELECOM LTD              ORD        268258100   5,711    573,420  SH             OTHER         1          0       573,420   0

FAIRCHILD CORP               CL A       303698104     624    311,917  SH             OTHER         1          0       311,917   0

FLAGSTONE REINSURANCE HLDGS  SHS        G3529T105   1,023     77,000  SH             OTHER         1          0        77,000   0

HALLMARK FINL SVCS INC EC    COM        40624Q104 204,155 14,530,624  SH             OTHER         1          0    14,530,624   0

HORIZON OFFSHORE INC         COM NEW    44043J204     974     59,000  SH             OTHER         1          0        59,000   0

INTL SECS EXCHANGE HLDGS INC CL A       46031W204  23,517    353,801  SH             OTHER         1          0       353,801   0

IPC HLDGS LTD                ORD        G4933P101  15,091    523,090  SH             OTHER         1          0       523,090   0

KMG AMER CORP                COM        482563103  12,044  2,034,500  SH             OTHER         1          0     2,034,500   0

LIBERTY MEDIA HLDG CORP      INT COM    53071M104  25,725  1,339,125  SH             OTHER         1          0     1,339,125   0
                             SER A

LYONDELL CHEMICAL CO         COM        552078107  13,536    292,000  SH             OTHER         1          0       292,000   0

M&F WORLDWIDE CORP           COM        552541104  30,932    616,300  SH             OTHER         1          0       616,300   0

NASHUA CORP                  COM        631226107  11,795  1,062,576  SH             OTHER         1          0     1,062,576   0

NUTRI SYS INC NEW            COM        67069D108  52,396  1,117,418  SH             OTHER         1          0     1,117,418   0

OAKLEY INC                   COM        673662102   2,961    102,000  SH             OTHER         1          0       102,000   0

OPENWAVE SYS INC             COM NEW    683718308     657    150,000  SH             OTHER         1          0       150,000   0

PIZZA INN INC NEW            COM        725848105  10,473  4,760,550  SH             OTHER         1          0     4,760,550   0

PLAYBOY ENTERPRISES INC      CL B       728117300   2,121    197,500  SH             OTHER         1          0       197,500   0

RYERSON INC                  COM        78375P107   2,757     81,700  SH             OTHER         1          0        81,700   0

SENSIENT TECHNOLOGIES CORP   COM        81725T100   8,979    311,000  SH             OTHER         1          0       311,000   0

SIRENZA MICRODEVICES INC     COM        82966T106   9,297    537,700  SH             OTHER         1          0       537,700   0

SL INDS INC                  COM        784413106   4,953    217,349  SH             OTHER         1          0       217,349   0

TRICO MARINE SERVICES INC    COM NEW    896106200     298     10,000  SH             OTHER         1          0        10,000   0

TYCO ELECTRONICS LTD         COM NEW    G9144P105   2,758     77,850  SH             OTHER         1          0        77,850   0

TYCO INTL LTD NEW            COM        902124106   3,452     77,850  SH             OTHER         1          0        77,850   0

UNIFIRST CORP MASS           COM        904708104   1,719     45,900  SH             OTHER         1          0        45,900   0

UNUM GROUP                   COM        91529Y106  41,874  1,711,200  SH             OTHER         1          0     1,711,200   0

WALTER INDS INC              COM        93317Q105  10,677    396,900  SH             OTHER         1          0       396,900   0

WILLIAMS SCOTSMAN INTL INC   COM        96950G102   6,338    228,696  SH             OTHER         1          0       228,696   0


